Financial instruments with preferred rights (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Summary of Financial Instruments with Preferred Rights Reorganization
The Group had completed a series of financing by issuing shares with preferred rights including conversion feature, liquidation preferences and redemption rights (“Preferred Shares”), of which the preferred shares issued by Genetron Health before July 2019 were converted to shares of the Company on one-for-five
basis upon the Reorganization, with following details:

Date of subscription	Round	Note	Number of Preferred Shares of the Company	Subscription/ (repurchase) consideration
			(in thousands)	RMB’000
July 17, 2015	Series A-1		39,200	70,000
August 6, 2015	Series A-1		8,400	15,000
September 24, 2015	Series A-2		19,760	50,000
September 18, 2016	Series B		25,358	100,000
November 2, 2016	Series B		18,005	71,000
October 10, 2017	Series C		51,525	350,000
December 29, 2017	Series C		8,835	60,000
November 18, 2019	Series A-1, A-2, B	24(v)	(6,933)	(48,105)
November 19, 2019	Series C-2	24(v)	15,205	105,325
November 19, 2019	Series D	24(vi)	34,148	351,243
February 19, 2020	Series D-2	24(vii)	6,829	70,026

			220,332

Summary of Movements of Financial Instruments with Preferred Rights
Movements of financial instruments with preferred rights during the years ended December 31, 2018, 2019 and 2020 are:

RMB’000
Year ended December 31, 2018

At January 1, 2018	1,018,019
Issuance of Series C preferred shares	60,000
Changes in fair value recognized in profit or loss	233,632
Changes in fair value due to own credit risk recognized in OCI	9,061

At December 31, 2018	1,320,712

Year ended December 31, 2019
At January 1, 2019	1,320,712
Repurchase of Series A-1, A-2, B preferred shares	(48,105)
Issuance of Series C-2 preferred shares	105,325
Issuance of Series D preferred shares	351,243
Changes in fair value recognized in profit or loss	333,401
Changes in fair value due to own credit risk recognized in OCI	17,299
Other loss	26,542
Exchange differences	(83)

At December 31, 2019	2,106,334

Year ended December 31, 2020
At January 1, 2020	2,106,334
Issuance of Series D-2 preferred shares	70,026
Changes in fair value recognized in profit or loss	2,823,370
Changes in fair value due to own credit risk recognized in OCI	72
Conversion into ordinary shares	(4,999,811)
Others	9

At December 31, 2020	—